Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 03, 2023	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023	Nov. 06, 2023	Mar. 31, 2022
Cash and cash equivalents			$ 4,197			$ 2,084
Number of shares issued			200,000			200,000
Redemption shares			288,333			288,333
Prepayment Amount			$ 42,760			$ 42,760
Settlement of accounts payable through issuance of Class A ordinary shares to vendors		$ 855
Shares issued			15,257,666	[1]		15,257,666,000	[2]
Allowance for credit losses			$ 2,299			$ 1,263		$ 0
Allowance for credit losses			113			126
Shareholders equity deficit			$ (186)		$ (15,090)	1,914		(13,469)		$ (8,696)
Underlying consideration amount						39,678
Deferred transaction costs						0		1,921	$ 3,697
Capitalized cost						663		568
Impairment charges						0		0
Employee benefit plan						796		642
Compensated absences						$ 2,537		$ 1,910
Customer Three [Member]
Concentration of credit risk, percentage			10.00%		12.00%			12.00%
Customer Four [Member]
Concentration of credit risk, percentage			10.00%					11.00%
Customer [Member]
Concentration of credit risk, percentage			10.00%		10.00%	10.00%		10.00%
Customer Two [Member]
Concentration of credit risk, percentage			12.00%		12.00%	12.00%		16.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration of credit risk, percentage			10.00%		10.00%
Revenue Benchmark [Member] | Customer Four [Member]
Concentration of credit risk, percentage			10.00%		10.00%	10.00%		10.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration of credit risk, percentage						10.00%		10.00%
Forward Purchase Agreement [Member]
Prepayment Amount						$ 10,244
Cash paid			$ 3,083			3,083
Derivative liability						25,009
Change in the fair value of derivative liability						14,765
Forward Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued	4,000,000
Forward Purchase Agreement [Member] | A T I [Member]
Cash paid			$ 2			$ 2
Weighted average price			$ 2.5			$ 2.5
Common Class A [Member]
Shares issued			361,388			361,338
Common Class A [Member] | Forward Purchase Agreement [Member]
Number of shares issued	3,711,667
Number of share issued, value			$ 39,678			$ 39,678

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 10.
[2]	Does not include 10,000 AARK ordinary shares and 655,788 ordinary shares of Aeries Technology Group Business Accelerators Private Limited that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in ATI in connection with the Exchange Agreements, which is further discussed in Note 19.